Reinsurance (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reinsurance
Reinsurance recoverables included in other long-term assets	$ 420,696,000	$ 378,300,000
Percentage of reinsurance recoverables resulting 100% coinsurance agreements	52.00%	59.00%
Premiums ceded	33,700,000	33,000,000	34,200,000
Number of reinsurers other than Protective Life Insurance Company that comprise the reinsurance recoverables balance	20
Maximum balance related to reinsurers other than Protective Life Insurance Company	60,000,000
Number of reinsurers who have placed cash and securities in trusts	2
Cash and securities in trusts held by certain reinsurers	$ 26,200,000